Other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Other current assets
Schedule of other current assets

	June 30,	December 31,
	2025	2024
Other financial assets	6,994	6,496
Trade and other receivables	38,439	15,513
Prepayments	251,079	169,649
Other short-term assets	60,074	7,967
Total other current assets	356,586	199,625